INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of provision for income taxes
This difference results from the following items:

($000s)	2018	2017	2016
Expected income tax expense (recovery)	$(26,471)	$(20,506)	$(9,052)
Change in unrecognized deferred tax asset	69,805	44,114	—
Non-taxable portion of unrealized foreign exchange (gain) loss	3,972	(4,947)	(1,938)
Share based compensation expense	86	610	856
Flow through share issuance	309	108	2,700
Other	594	(3,964)	576
Deferred tax expense (recovery)	$48,295	$15,415	$(6,858)

Disclosure of net deferred income tax expense (income)
The components of the net deferred tax asset at December 31, 2018 are as follows:

($000s)	2018	2017
Deferred tax liabilities:
Risk management contract asset	(3,549)	(8,943)
Convertible Debentures	(2,122)	(2,616)
Deferred tax assets:
Property, plant and equipment and exploration and evaluation assets	$5,280	$(6,845)
Senior Notes	—	756
Finance lease obligation	—	1,860
Onerous lease	—	—
Deferred financing obligation	—	406
Deferred gain on sale	—	3,515
Risk management contract liability	—	1,206
Decommissioning liabilities	—	16,365
Share issue costs	391	840
Non-capital losses	—	40,850
Other	—	904
Deferred tax asset (liability)	$—	$48,298
A continuity of the net deferred income tax asset (liability) for 2018 and 2017 is provided below:

($000s)	Balance, January 1, 2018	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2018
Property, plant and equipment and exploration and evaluation assets	$(6,845)	$6,845	$—	$—
Decommissioning liabilities	16,365	(16,365)	—	—
Risk management contract asset	(8,943)	8,943	—	—
Risk management contract liability	1,206	(1,206)	—	—
Share issue costs	840	(983)	143	—
Non-capital losses	38,915	(38,915)	—	—
Finance lease obligation	1,860	(1,860)	—	—
Onerous lease	—	—	—	—
Deferred financing obligation	406	(406)	—	—
Deferred gain on sale	3,515	(3,515)	—	—
Alberta non-capital losses greater than Federal non-capital losses	1,935	(1,935)	—	—
Senior Notes	756	(756)	—	—
Convertible Debentures	(2,616)	2,616	—	—
Other	904	(758)	(146)	—
Total	$48,298	$(48,295)	$(3)	$—

($000s)	Balance, January 1, 2017	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2017
Property, plant and equipment and exploration and evaluation assets	$(12,555)	$5,710	$—	$(6,845)
Decommissioning liabilities	16,967	(602)	—	16,365
Risk management contract asset	—	(8,943)	—	(8,943)
Risk management contract liability	4,477	(3,271)	—	1,206
Share issue costs	1,950	(1,110)	—	840
Non-capital losses	38,895	20	—	38,915
Finance lease obligation	2,276	(416)	—	1,860
Deferred capital obligation	5,910	(5,910)	—	—
Deferred financing obligation	2,032	(1,626)	—	406
Deferred gain on sale	2,890	625	—	3,515
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	418	338	—	756
Convertible Debentures	(3,028)	412	—	(2,616)
Other	1,546	(642)	—	904
Total	$63,713	$(15,415)	$—	$48,298

($000s)	Balance, January 1, 2016	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2016
Property, plant and equipment and exploration and evaluation assets	$(12,142)	$(413)	$—	$(12,555)
Decommissioning liabilities	26,034	(9,067)	—	16,967
Risk management contract asset	(3,600)	3,600	—	—
Risk management contract liability	105	4,372	—	4,477
Share issue costs	2,520	(1,264)	694	1,950
Non-capital losses	40,766	(1,871)	—	38,895
Finance lease obligation	2,717	(441)	—	2,276
Deferred capital obligation	—	5,910	—	5,910
Deferred financing obligation	—	2,032	—	2,032
Deferred gain on sale	—	2,890	—	2,890
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	(65)	483	—	418
Convertible Debentures	—	66	(3,094)	(3,028)
Other	985	561	—	1,546
Total	$59,255	$6,858	$(2,400)	$63,713